Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 - Related Party Transactions

PCCU is considered a related party as it holds a significant ownership interest in the Company, is our most significant financial institution customer, serves as the Company’s sole lending financial institution, is the counterparty to the PCCU Note, and is where we maintain the majority of our deposits. The agreements between PCCU and the Company are as follows:

Commercial Alliance Agreement (the “PCCU CAA”)

On March 29, 2023, the Company and PCCU entered into the PCCU CAA, which was subsequently amended and restated on December 31, 2024. This agreement sets forth the terms and conditions of lending and account-related services, governing the relationship between the Company and PCCU. The PCCU CAA outlined the application, underwriting, loan approval, and foreclosure processes for loans issued by PCCU to CRBs (as defined below), as well as the loan servicing and monitoring responsibilities of both parties.

The PCCU CAA includes procedures to be followed in the event of a loan default to ensure that neither the Company nor PCCU takes title to, or possession of, any cannabis-related assets, including real property that may have served as collateral for loans funded by PCCU under the agreement. A default by either the Company or PCCU occurs in the event of bankruptcy, insolvency, or an inability to pay debts in the ordinary course of business. If a default occurs, no services will be provided under the agreement.

Under the PCCU CAA, PCCU had the right to receive monthly fees for managing loans. For SHF-serviced loans (CRB loans provided by PCCU but primarily handled by SHF), a yearly fee of 0.25% of the remaining loan balance was applied. For loans both financed and serviced by PCCU, a yearly fee of 0.35% on the outstanding balance was charged. These fees were calculated based on the average daily balance of each loan for the preceding month.

Additionally, until December 31, 2024, the Company was obligated under the PCCU CAA to indemnify PCCU from certain default-related loan losses, as fully defined in the agreement.

Furthermore, the PCCU CAA outlined certain fees to be paid to the Company for specified account-related services, including cannabis-related income such as loan origination fees, interest income on CRB-related loans, participation fees, servicing fees, investment income, account activity fees, processing fees, and other revenue. These fees were set at $26.08-$28.69 in 2024.

Regarding CRB deposits held at PCCU, investment and interest income earned on these deposits (excluding interest income on loans funded by PCCU) was shared at a ratio of 25% to PCCU and 75% to the Company. Additionally, PCCU maintained its CRB-related deposits to total assets ratio at 60%, unless otherwise dictated by regulatory, regulator, or policy requirements. The initial term of the PCCU CAA was two years, with a one-year automatic renewal, unless either party provided a one hundred twenty-day written notice prior to the end of the term.

The Amended PCCU CAA extends the term through December 31, 2028, with automatic renewals every two years unless terminated with 12 months’ notice.

The key changes under the Amended PCCU CAA compared to the CAA include:

●	The indemnification obligations have been eliminated, meaning the Company is no longer required to indemnify PCCU for any loan-related losses under either the original or future agreements.

●	The prior fee structure has been replaced by an asset hosting fee structure. Previously, the Company paid various fees to PCCU, including per-account servicing, investment hosting, and loan servicing fees. Under the new structure, the Company will pay a fixed asset hosting fee calculated as 0.01 multiplied by the average daily balance of account relationships generated by the Company, divided by the number of days in the year, and multiplied by the number of days in the applicable month.

●	Provides the Company with all investment income earned on CRB funds invested on its behalf by PCCU, effectively eliminating the investment hosting fees that were previously payable.

●	The Company’s interest income on all loans with PCCU are now calculated using a loan yield allocation formula that incorporates the Constant Maturity US Treasury Rate from the Federal Reserve’s website, along with a proprietary risk rating formula to determine the fee split between the Company and PCCU. Before the amendment, the Company received the entire interest income from the loan and was responsible for paying loan servicing fees of 0.25% of the loan balance. The amendment removes the loan servicing fees and indemnification liability, while introducing the interest income split between the Company and PCCU.

●	There are penalties charged to the Company if it fails to maintain the agreed Loan-to-Share (LTS) Ratio. If the LTS Maximum (60%) is over for over 90 days, the asset hosting fee increases from 1.00% to 1.10% of the average daily balance (ADB) until compliance is restored. If the LTS Minimum (27.5%) is breached, the Company must pay a quarterly adjustment fee based on the shortfall. Additionally, if the LTS Ratio exceeds 100% for 90 days, the Company incurs an interest charge at the Federal Funds Rate + 120 bps, calculated daily and paid monthly.

As of June 30, 2025, the Company’s incremental loan capacity was approximately $6.2 million. The lending capacity limit is based upon an average 30 day CRB daily average related deposits.

The following represents related party balances due from and owed with PCCU as of June 30, 2025 and December 31, 2024 that are on the balance sheet are as follows:

	June 30, 2025	December 31, 2024
Accounts receivable	$582,855	$968,023
Accounts payable	164,917	75,608
Senior Secured
Promissory Note, see Note 9	10,748,408	11,004,173

Of the $247,318 and $2,324,647 of cash and cash equivalents on June 30, 2025 and December 31, 2024, respectively, $235,993 and $2,202,895 of the cash and cash equivalents, respectively, were held in deposit accounts at PCCU.

Note 8. Related party transactions

PCCU is considered a related party as it holds a significant ownership interest in the Company, is our most significant financial institution customer, serves as the Company’s sole lending financial institution, is the counterparty to the PCCU Note, and is where we maintain the majority of our deposits. The agreements between PCCU and the Company are as follows:

Account Servicing Agreement

The Company had an Account Servicing Agreement with PCCU. SHF provides services as per the agreement to CRB accounts at PCCU. In addition to providing the services, SHF assumed the costs associated with the CRB accounts. These costs include employees to manage account onboarding, monitoring and compliance, rent and office expense, insurance and other operating expenses necessary to service these accounts. Under the agreement, PCCU agreed to pay SHF all revenue generated from CRB accounts. Amounts due to SHF were due monthly in arrears and upon receipt of invoice. This agreement was replaced and superseded in its entirety by the PCCU CAA, which was entered into on March 29, 2023, and later amended and restated on December 31, 2024.

Support Services Agreement

On July 1, 2021, SHF entered into a Support Services Agreement with PCCU. In connection with PCCU hosting the depository accounts and the related loans and providing certain infrastructure support, PCCU received (and SHF paid) a monthly fee per depository account. In addition, 25% of any investment income associated with CRB deposits is paid to PCCU. This agreement was replaced and superseded in its entirety by the PCCU CAA, which was entered into on March 29, 2023, and later amended and restated on December 31, 2024.

Loan Servicing Agreement

Effective February 11, 2022, SHF entered into a Loan Servicing Agreement with PCCU. The agreement sets forth the application, underwriting and approval process for loans from PCCU to CRB clients and the loan servicing and monitoring responsibilities provided by both PCCU and SHF. PCCU received a monthly servicing fee at the annual rate of 0.25% of the then-outstanding principal balance of each loan funded and serviced by PCCU. For the loans that are subject to this agreement, SHF originated the loans and performed all compliance analysis, credit analysis of the potential borrower, due diligence and underwriting and all administration, including hiring and incurring the costs of all related personnel or third-party vendors necessary to performed these services. Under the Loan Servicing Agreement, SHF agreed to indemnify PCCU from all claims related to default-related credit losses as defined in the Loan Servicing Agreement. This agreement was replaced and superseded in its entirety by the PCCU CAA, which was entered into on March 29, 2023, and later amended and restated on December 31, 2024.

Commercial Alliance Agreement (the “PCCU CAA”)

On March 29, 2023, the Company and PCCU entered into the PCCU CAA. This Agreement sets forth the terms and conditions of the lending and account-related services, governing the relationship between the Company and PCCU. The PCCU CAA replaces and supersedes, in their entirety, the following agreements entered into between the aforementioned parties: the Amended and Restated Loan Servicing Agreement (the “Loan Servicing Agreement”, dated September 21, 2022); the Second Amended and Restated Account Servicing Agreement (“the “Account Servicing Agreement,” dated May 23, 2022, effective February 11, 2022) and the Second Amended and Restated Support Services Agreement (the “Support Agreement,” dated May 23, 2022, effective February 11, 2022).

The PCCU CAA sets forth the application, underwriting, loan approval, and foreclosure process for loans from PCCU to borrowers that are cannabis-related businesses and the loan servicing and monitoring responsibilities provided by the Company and PCCU. In particular, the PCCU CAA provides for procedures to be followed upon the default of a loan to ensure that neither the Company nor PCCU will take title to or possession of any cannabis-related assets, including real property, that may be collateral for a loan funded pursuant to the PCCU CAA. Under the PCCU CAA, the PCCU has the right to receive monthly fees for managing loans. For SHF-serviced loans, which are CRB loans provided by the PCCU but primarily handled by SHF, a yearly fee of 0.25% of the remaining loan balance is applied. On the other hand, loans both financed and serviced by the PCCU are charged a yearly fee of 0.35% on their outstanding balance. These fees are calculated using the average daily balance of each loan for the preceding month. In addition, under the PCCU CAA the Company’s is obligated to indemnify PCCU from certain default-related loan losses.

Furthermore, the PCCU CAA provides for certain fees to be paid to the Company for certain identified account related services to include: all cannabis-related income, including all lending-related income (such as loan origination fees, interest income on CRB-related loans, participation fees and servicing fees), investment income, interest income, account activity fees, processing fees, flat fees, and other revenue generated from cannabis and multi-state hemp accounts that are hosted on PCCU’s core system for a monthly fee equal to $30.96 per account in 2022, $25.32-$27.85 per account in 2023, and $26.08-$28.69 in 2024. In addition, regarding CRB deposits held at PCCU, SHF pays PCCU a fee of 25% of the related income earned from investment and interest on these deposits, excluding interest income on loans funded by PCCU. Finally, under the PCCU CAA, PCCU will continue to allow its ratio of CRB-related deposits to total assets to equal at least 60% unless otherwise dictated by regulatory, regulator or policy requirements. The initial term of the PCCU CAA is for a period of two years, with a one-year automatic renewal unless a party provides one hundred twenty days’ written notice prior to the end of the term.

Up to the third quarter of 2023, our investment earnings were solely from interest on deposits at the Federal Reserve Bank, capped at the earnings accrued by PCCU from its reserves. However, a strategic shift in the fourth quarter of 2023 led us to adopt Federal Reserve’s interest rates applied to the daily average balance of SHF customer deposits, with certain exclusions. This method, applied retroactively from the beginning of 2023, resulted in incremental revenue of $549,000 recognized in the fourth quarter. Under our PCCU CAA, we are obligated to remit 25% of the investment hosting fees to PCCU based on this income.

The schedule below demonstrates the ratio of CRB related loans funded by PCCU to the relative lending limits:

	December 31, 2024 (Unaudited)	December 31, 2023 (Unaudited)
CRB related deposits	$116,064,487	$129,350,998
Capacity at 60%	69,638,692	77,610,599
PCCU net worth	82,400,677	81,087,746
Capacity at 1.3125	108,150,889	106,670,306
Limiting capacity	69,638,692	77,610,599
PCCU loans funded	56,794,446	55,660,039
Amounts available under lines of credit	1,131,708	525,000
Incremental capacity*	$11,712,538	$21,425,560

*	If the loans funded by PCCU exceed the limiting capacity, the PCCU CAA specifies that PCCU will be unable to fund additional loans until the incremental capacity is positive.

On December 31, 2024, the Company and PCCU entered into an Amended CAA, extending the term through December 31, 2028, with automatic two-year renewal periods unless a party provides written notice of non-renewal at least 12 months before the current term expires.

Key modifications under the Amended CAA include:

•	Elimination of Indemnification Obligations: The Company is no longer required to indemnify PCCU for any loan-related losses under either the original or future agreements.

•	Elimination of Prior Fees and Implementation of Asset Hosting Fee Structure: Under the previous agreement, the Company was required to pay various fees to PCCU, including per-account servicing fees, investment hosting fees, and loan servicing fees. The Amended CAA eliminates all these charges and replaces them with a fixed account servicing fee. Under the new structure, the Company will pay a single asset hosting fees which is calculated as 0.01 multiplied by the average daily balance of account relationships generated by the Company, divided by the number of days in the year, and multiplied by the number of days in the applicable month. This revised model aligns servicing costs with account balances rather than a flat per-account charge, offering a more scalable and efficient fee structure.

•	Investment Income Entitlement: Under the Amended CAA, the Company received all investment income earned on CRB funds invested on its behalf by PCCU, effectively eliminating the investment hosting fees that were previously payable to PCCU.

•	Loan Yield Allocation Formula: The Company’s interest income will be determined using a loan yield allocation formula incorporating the Constant Maturity US Treasury Rate and a proprietary risk rating formula for determining the fee split.

•	Loan-to-Share Ratio Compliance: The Amended CAA introduces penalties for the Company if it fails to maintain the agreed Loan-to-Share (LTS) Ratio. If the LTS Maximum (60%) is exceeded for over 90 days, the Asset Hosting Fee increases from 1.00% to 1.10% of the average daily balance (ADB) until compliance is restored. If the LTS Minimum (27.5%) is breached, SHF must pay a quarterly adjustment fee based on the shortfall. Additionally, if the LTS Ratio exceeds 100% for 90 days, SHF incurs an interest charge at the Federal Funds Rate + 120 bps, calculated daily and paid monthly.

The revenue from the PCCU CAA recognized in the statements of operations consists of the following for the years ended December 31, 2024, and December 31, 2023:

	Year ended December 31, 2024	Year ended December 31, 2023
Account servicing agreement	$-	$3,075,458
Commercial Alliance Agreement	12,601,271	10,761,245
Total	$12,601,271	$13,836,703

The operating expenses from the PCCU CAA recognized in the statements of operations consists of the following for the years ended December 31, 2024, and December 31, 2023:

	Year ended December 31, 2024	Year ended December 31, 2023
Support services agreement	$-	$378,730
Loan servicing agreement	-	11,929
Commercial Alliance Agreement	1,052,693	1,665,644
Total	$1,052,693	$2,056,303

The outstanding balances associated with the PCCU disclosed in the balance sheet are as follows:

	December 31, 2024	December 31, 2023
Accounts receivable	$968,023	$2,095,320
Accounts payable	75,608	577,315
Senior Secured Promissory Note (Refer to Note 9 to the financial statements below)	11,004,173	14,011,166

Of the $2.3 million and $4.9 million of cash and cash equivalents on December 31, 2024 and December 31, 2023, respectively, $2.2 million and $4.6 million of the cash and cash equivalents, respectively, were held in deposit accounts at PCCU.

Issuance of shares to PCCU

On March 29, 2023, the Company and PCCU entered into the following definitive transaction documents to settle and restructure the deferred obligation:

●	A five-year Senior Secured Promissory Note (the “PCCU Note”) in the principal amount of $14,500,000 bearing interest at the rate of 4.25% and a Security Agreement pursuant to which the Company will grant, as collateral for the Note, a first priority security interest in substantially all of the assets of the Company. The Company has repaid $3.5 million as of December 31, 2024.

●	A Securities Issuance Agreement, pursuant to which the Company issued 560,000 shares of the Company’s Class A Common Stock to PCCU. In connection with the Securities Issuance Agreement, the parties also entered into a Registration Rights Agreement and a Lock-Up Agreement. PCCU holds 1,080,807 shares of the company as of December 31, 2024, representing a 39% holding.

●	The Registration Rights Agreement requires the Company to register the Shares for resale pursuant to the Securities Act of 1933, as amended (the “Securities Act”); and the Lock-Up Agreement restricts PCCU from transferring the Shares until the earlier of (i) six (6) months after the date of the Securities Issuance Documents or (ii) the consummation of a transaction with an unaffiliated third party in which all of the Company’s stockholders have the right to exchange their shares of Class A Common Stock for cash, securities, or other property; and

●	The PCCU CAA that sets forth the terms and conditions of the lending-related and account-related services governing the relationship between the Company and PCCU which supersedes the Loan Servicing Agreement, as well as the Amended and Restated Support Services Agreement and the Amended and Restated Account Servicing Agreement.